Accounts payable for business combination - Somos - Anglo (Predecessor) (Tables)	9 Months Ended	12 Months Ended
	Oct. 10, 2018	Dec. 31, 2020
Accounts payable for business combination
Schedule of changes in accounts payable for business combination
	December 31, 2020	December 31, 2019
Opening balance	10,941	10,708
Additions	58,857	-
Payment	(26,389)	-
Interest adjustment	1,568	52
Others	3,078	181
Closing balance	48,055	10,941

Somos - Anglo (Predecessor)
Accounts payable for business combination
Schedule of changes in accounts payable for business combination
Opening balance – at January 1, 2017	—
Additions	10,203
Balances at December 31, 2017	10,203
Interest	386
Closing balance at October 10, 2018	10,589